UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7686

Salomon Brothers Emerging Markets Income Fund II Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: May 31

Date of reporting period: February 28, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS

SALOMON BROTHERS EMERGING

MARKETS INCOME FUND II INC.

FORM N-Q

FEBRUARY 28, 2005

SALOMON BROTHERS EMERGING MARKETS INCOME FUND II

Schedule of Investments (unaudited)	February 28, 2005

FACE AMOUNT †	SECURITY (a)		VALUE
LONG-TERM INVESTMENTS - 89.3%
SOVEREIGN BONDS - 84.3%
Argentina - 3.7%
		Republic of Argentina ‡(b)(c):
1,120,000	DEM	7.875% due 7/29/05	$243,022
170,000	DEM	11.250% due 4/10/06	37,464
450,000	EUR	8.000% due 2/26/08	192,995
450,000	EUR	0.000% due 7/22/08	174,561
575,000	DEM	9.000% due 11/19/08	120,867
280,000	EUR	8.250% due 7/6/10	117,899
240,000	DEM	10.250% due 2/6/49	52,890
3,605,000	DEM	7.000% due 3/18/49	776,117
1,275,000	EUR	9.000% due 6/20/49	532,635
870,000	EUR	8.5000% due 7/1/49	363,445
130,000	DEM	9.000% due 9/19/49	27,547
265,000	DEM	10.500% due 11/14/49	55,524
		Argentina Coupon:
2,500,000	ARS	Series 2701, zero coupon due 1/2/49 (d)	0
2,500,000	ARS	Series 2780, zero coupon due 1/29/49 (d)	0
14,350,000		Discount Bond, Series L-GL, 3.500% due 3/31/23 (e)	8,430,625
		Medium-Term Notes:
175,000	EUR	9.000% due 5/24/05 (f)	75,428
1,340,000,000	ITL	4.649% due 7/8/05 (e)	279,930
210,000	EUR	10.250% due 1/26/07	91,209
415,000	EUR	10.000% due 2/22/07	180,247
675,000,000	ITL	7.625% due 8/11/07	143,785
700,000,000	ITL	8.000% due 10/30/09	147,430
260,000	EUR	8.500% due 7/30/10	109,478
335,000	EUR	8.750% due 2/4/49	139,947
195,000,000	ITL	7.000% due 3/18/49	41,070
165,000	EUR	7.125% due 6/10/49	69,476
120,000	EUR	9.250% due 7/20/49	50,926
180,000	EUR	8.125% due 10/4/49	74,599
150,000	EUR	9.250% due 10/21/49	61,171
12,200,000		Par Bond, Series L-GP, 6.000% due 3/31/23	7,137,000

			19,727,287

Brazil - 19.6%
		Federative of Republic of Brazil:
2,000,000		12.750% due 1/15/20	2,670,000
15,605,000		12.250% due 3/6/30	20,364,525
42,297,945		C Bond, 8.000% due 4/15/14	43,091,032
10,866,263		DCB, Series L, 3.125% due 4/15/12 (e)	10,513,110

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND II

Schedule of Investments (unaudited)(continued)	February 28, 2005

FACE AMOUNT †	SECURITY (a)	VALUE
Brazil - 19.6% (continued)
	FLIRB, Series L:
19,514,769	Bearer, 3.063% due 4/15/09 (e)	$19,197,654
8,600,539	Registered, 3.063% due 4/15/09 (e)	8,460,780

		104,297,101

Bulgaria - 0.5%
2,225,000	Republic of Bulgaria, 8.250% due 1/15/15 (f)	2,803,500

Chile - 1.3%
	Republic of Chile:
1,325,000	5.500% due 1/15/13	1,380,103
5,450,000	Collective Action Securities, 3.110% due 1/28/08 (e)	5,496,325

		6,876,428

Colombia - 4.7%
	Republic of Colombia:
175,000	10.750% due 1/15/13	204,794
900,000	11.750% due 2/25/20	1,138,500
550,000	8.125% due 5/21/24	528,000
20,500,000	10.375% due 1/28/33	23,344,375

		25,215,669

Costa Rica - 1.2%
	Republic of Costa Rica:
3,500,000	8.050% due 1/31/13 (f)	3,710,000
1,625,000	6.548% due 3/20/14 (f)	1,560,000
800,000	9.995% due 8/1/20 (f)	933,000

		6,203,000

Ecuador - 2.3%
12,125,000	Republic of Ecuador, 12.000% due 11/15/12 (f)	12,340,219

El Salvador - 0.6%
2,975,000	Republic of El Salvador, 8.250% due 4/10/32 (f)	3,131,187

Malaysia - 1.5%
7,025,000	Federation of Malaysia, 8.750% due 6/1/09	8,161,130

Mexico - 10.7%
	United Mexican States:
14,025,000	6.625% due 3/3/15	15,038,306
1,925,000	11.375% due 9/15/16	2,834,563
	Medium-Term Notes:
30,250,000	8.300% due 8/15/31	36,534,437
2,723,000	Series A, 5.875% due 1/15/14	2,785,629

		57,192,935

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND II

Schedule of Investments (unaudited)(continued)	February 28, 2005

FACE AMOUNT †	SECURITY (a)	VALUE
Panama - 3.2%
	Republic of Panama:
2,275,000	7.250% due 3/15/15	$2,343,250
4,656,000	9.375% due 1/16/23	5,587,200
6,120,000	8.875% due 9/30/27	6,946,200
1,700,000	9.375% due 4/1/29	2,057,000

		16,933,650

Peru - 3.4%
	Republic of Peru:
8,650,000	FLIRB, 4.500% due 3/7/17 (e)	8,131,000
10,406,000	PDI, 5.000% due 3/7/17 (e)	9,963,745

		18,094,745

The Philippines - 3.7%
	Republic of the Philippines:
15,500,000	8.250% due 1/15/14	15,606,562
3,625,000	10.625% due 3/16/25	4,055,469

		19,662,031

Russia - 16.1%
20,100,000	Aries Vermogensverwaltungs GmbH, Russian Federation Credit-Linked Notes, Series C, 9.600%, due 10/25/14 (f)	24,957,591
58,000,000	Russian Federation, 5.000% due 3/31/30 (e)(f)	60,990,625

		85,948,216

South Africa - 1.5%
7,400,000	Republic of South Africa, 6.500% due 6/2/14	8,121,500

Turkey - 4.5%
	Republic of Turkey:
1,500,000	11.875% due 1/15/30	2,175,000
17,925,000	Collective Action Securities, 9.500% due 1/15/14	21,599,625

		23,774,625

Ukraine - 1.4%
	Republic of Ukraine:
3,056,754	11.000% due 3/15/07 (f)	3,270,727
3,700,000	6.365% due 8/5/09 (e)(f)	3,986,750

		7,257,477

Uruguay - 0.7%
4,110,745	Republic of Uruguay, Benchmark Bond, 7.875% due 1/15/33 (g)	3,874,377

Venezuela - 3.7%
	Bolivarian Republic of Venezuela:
75,000	5.375% due 8/7/10	69,469
9,776,000	8.500% due 10/8/14	10,044,840
3,425,000	9.250% due 9/15/27	3,534,600

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND II

Schedule of Investments (unaudited)(continued)	February 28, 2005

FACE AMOUNT +	SECURITY (a)	VALUE
Venezuela - 3.7% (continued)
	Collective Action Securities:
350,000	3.693% due 4/20/11 (c)(d)	$320,250
3,500,000	10.750% due 9/19/13	4,051,250
1,025,000	9.375% due 1/13/34	1,060,875
850,000	Par Bond, Series A, 6.750% due 3/31/20	842,031

		19,923,315

	TOTAL SOVEREIGN BONDS (Cost - $425,218,529)	449,538,392

CORPORATE BONDS - 4.6%
	PEMEX Project Funding Master Trust:
18,300,000	7.375% due 12/15/14	20,358,750
3,300,000	9.500% due 9/15/27 (f)	4,314,750

	TOTAL SOVEREIGN BONDS (Cost - $24,085,312)	24,673,500

LOAN PARTICIPATION (e)(h) - 0.2%
Morocco - 0.2%
1,263,042	Kingdom of Morocco, Tranche A, 3.803% due 1/2/09
	(CS First Boston Corp.) (Cost - $1,251,007)	1,247,254

WARRANTS
WARRANTS (c) - 0.2%
2,000	Asia Pulp & Paper (Exercise price of $7.8375 per share expiring on 3/15/05. Each warrant exercisable for 12.914 shares of common stock.) (d)(f)	0
65,335	Bolivarian Republic of Venezuela, (Oil-Linked payment obligations expires 4/15/20)	980,025

	TOTAL WARRANTS
	(Cost - $183,500)	980,025

	TOTAL LONG-TERM INVESTMENTS
	(Cost - $450,738,348)	476,439,171

FACE AMOUNT
REPURCHASE AGREEMENTS - 10.7%
14,500,000	Deutsche Bank Securities Inc. dated 2/28/05, 2.620% due 3/1/05; Proceeds at maturity - $14,501,055; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 3.000% due 7/15/12 to 8/15/19; Market value - $14,887,712)	14,500,000
14,500,000	Merrill Lynch Government Securities Inc. dated 2/28/05, 2.600% due 3/1/05; Proceeds at maturity - $14,501,047; (Fully collateralized by various U.S. government agency obligations, 1.500% to 6.000% due 6/15/05 to 1/21/25; Market value - $14,790,072)	14,500,000
13,708,000	Morgan Stanley dated 2/28/05, 2.600% due 3/1/05; Proceeds at maturity - $13,708,990; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.625% due 3/9/05 to 2/15/35; Market value - $13,983,734)	13,708,000

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND II

Schedule of Investments (unaudited)(continued)	February 28, 2005

FACE AMOUNT	SECURITY (a)	VALUE
REPURCHASE AGREEMENTS - 10.7% (continued)
$14,500,000	UBS Securities LLC dated 2/28/05, 2.630% due 3/1/05; Proceeds at maturity - $14,501,059; (Fully collateralized by various U.S. government agency obligations, 2.000% to 5.000% due 1/15/06 to 10/15/14; Market value - $14,790,060)	$14,500,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $57,208,000)	57,208,000

	TOTAL INVESTMENTS - 100.0% (Cost - $507,946,348*)	$533,647,171

†	Face amount denominated in U.S. dollars unless otherwise indicated.

‡	All Argentina bonds had been tendered as of February 25, 2005 under a plan of reorganization of Argentina.

(a)	All securities are segregated as collateral pursuant to a loan agreement, futures contracts and/or reverse repurchase agreements.

(b)	Security is currently in default.

(c)	Non-income producing security.

(d)	Security is valued in accordance with fair valuation procedures.

(e)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(g)	Payment-in-kind security for which all or part of the income earned may be paid as additional principle.

(h)	Participation interests were acquired through the financial institutions indicated parenthetically.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	- Argentina Peso.
C Bond	- Capitalization Bond.
DCB	- Debt Conversion Bond.
DEM	- German Mark.
EUR	- Euro.
FLIRB	- Front-Loaded Interest Reduction Bond.
IRB	- Interest Reduction Bond.
ITL	- Italian Lira.
PDI	- Past Due Interest.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Emerging Markets Income Fund II Inc. (“Fund”) was incorporated in Maryland on April 27, 1993 and is registered as a non-diversified, closed-end, investment management company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In valuing the Fund’s assets, all securities and derivatives for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked price if there was no sales price on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, where the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price.

Securities may also be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and the counterparty subsequently monitors the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve leverage risk and the risk that the market value of securities purchased with the proceeds from the reverse repurchase agreement may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

Notes to Schedule of Investments (unaudited)(continued)

(d) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated wit h entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(e) Loan Participations. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“lenders”). The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. The Fund may have difficulty disposing of participations/assignments because the market for certain instruments may not be highly liquid.

(f) Credit, Exchange Rate, and Market Risk. The yields of emerging market debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Investment Transactions. Investment transactions are recorded on a trade date basis.

(h) Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period.

Notes to Schedule of Investments (unaudited)(continued)

2. Investments

At February 28, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,088,951
Gross unrealized depreciation	(388,128)

Net unrealized appreciation	$25,700,823

At February 28, 2005, the Fund had the following open reverse repurchase agreements:

FACE AMOUNT	SECURITY	VALUE
$41,090,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 2/17/05 bearing 2.250% to be repurchased at $42,027,366 on 2/17/06, collateralized by: $35,000,000 Federative Republic of Brazil, C Bond 8.000% due 4/15/14; Market value (including accrued interest) - $36,708,794	$41,090,000

10,866,666	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 2/18/05 bearing 2.500% to be repurchased at $11,142,107 on 2/18/06, collateralized by: $10,000,000 Russian Federation, 5.000% due 3/31/30; Market value (including accrued interest) - $10,725,570	10,866,666

51,666,667	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 2/25/05 bearing 2.600% to be repurchased at $51,685,324 on 3/2/05, collateralized by: $48,000,000 Russian Federation, 5.000% due 3/31/30; Market value (including accrued interest) - $51,482,735	51,666,667

	Total Reverse Repurchase Agreements (Cost - $103,623,333)	$103,623,333

Transactions in reverse repurchase agreements for the Fund during the period ended February 28, 2005 were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$75,461,943	1.37%	$103,623,333

Interest rates on reverse repurchase agreements ranged from 0.80% to 2.60% during the period ended February 28, 2005.

Notes to Schedule of Investments (unaudited)(continued)

At February 28, 2005, the Fund had the following open futures contracts:

	# of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to sell:
U.S. Treasury 10 Year
Notes	1,000	3/05	$111,598,540	$110,875,000	$723,540

At February 28, 2005, the Fund held one loan participation with a total cost of $1,251,007 and a total market value of $1,247,254.

3. Loan

At February 28, 2005, the Fund had a $110,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $75,000,000 outstanding with CXC, LLC, (the “Lenders”), an affiliate of Citigroup, a commercial paper conduit issuer for which Citicorp North America, Inc., an affiliate of the Adviser, acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.     CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Emerging Markets Income Fund II Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date April 27, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date April 27, 2005